Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2022			$ 6
2023			6
2024			5
2025			3
2026			3
Thereafter			3
Total			26
Less: interest			3
Present value of lease liabilities	$ 23	$ 30	$ 23